Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Joint Ventures
Non current assets	$ 176,963	$ 157,683	$ 158,461
Cash and cash equivalents	27,907	33,185	24,597	$ 23,269
Total assets	256,762	242,631	230,978
Shareholder's equity	118,114	114,037	101,574	$ 95,409
Non-current financial debt	40,129	41,340	43,067
Current borrowings	13,306	11,096	13,920
Total liabilities & shareholders' equity	256,762	242,631	230,978
Revenues from sales	184,106	149,099	127,925
Interest expense	(1,927)	(1,395)	(1,111)
Income taxes (Note 11)	(6,516)	(3,029)	(970)
Net income	11,550	8,299	6,206
Other comprehensive income	(3,494)	6,725	(1,859)
Equity value	18,689	16,968	15,858
Profit/(loss)	3,170	2,015	2,214
Share of Other Comprehensive Income, net amount	(540)	(677)	935
Liquefaction entities | Exploration & Production
Joint Ventures
Revaluation identifiable assets on equity affiliates	683	905	905
Equity value	2,404	2,049	1,555
Profit/(loss)	192	(348)	88
Share of Other Comprehensive Income, net amount	40	29	50
Liquefaction entities | Exploration & Production | 100% gross
Joint Ventures
Non current assets	68,003	59,422	47,014
Current assets excluding cash and cash equivalents	1,928	966	922
Cash and cash equivalents	339	1,258	703
Total assets	70,270	61,646	48,639
Shareholder's equity	7,059	4,037	2,961
Other non current liabilities	3,472	504	327
Non-current financial debt	56,841	55,566	43,980
Other current liabilities	2,898	1,539	1,371
Total liabilities & shareholders' equity	70,270	61,646	48,639
Revenues from sales	2,908	37	52
Depreciation and depletion of tangible assets and mineral interests	(1,227)	(10)	(12)
Interest income	119	16	5
Interest expense	(670)	(15)	(7)
Income taxes (Note 11)	(386)	338	(29)
Net income	2,029	(1,730)	449
Other comprehensive income	$ 132	$ 97	$ 166
Yamal LNG | Exploration & Production
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Exploration & Production
Joint Ventures
% owned	30.00%
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals
Joint Ventures
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,767	$ 1,806	$ 1,474
Profit/(loss)	377	486	465
Share of Other Comprehensive Income, net amount	(67)	170	22
Dividends paid to the Group	332	353	256
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals | 100% gross
Joint Ventures
Non current assets	4,017	3,989	3,454
Current assets excluding cash and cash equivalents	2,180	2,258	1,506
Cash and cash equivalents	237	283	473
Total assets	6,434	6,530	5,433
Shareholder's equity	3,534	3,612	2,947
Other non current liabilities	157	148	120
Non-current financial debt	1,418	1,078	1,105
Other current liabilities	725	1,144	764
Current borrowings	600	548	497
Total liabilities & shareholders' equity	6,434	6,530	5,433
Revenues from sales	10,191	8,565	7,057
Depreciation and depletion of tangible assets and mineral interests	(269)	(264)	(259)
Interest income	9
Interest expense	(5)	(3)	(3)
Income taxes (Note 11)	(310)	(369)	(338)
Net income	754	973	930
Other comprehensive income	$ (169)	$ 398	$ (79)